--------------------------------------------------------------------------------
|                  U.S. SECURITIES AND EXCHANGE COMMISSION                      |
|                           Washington, D.C. 20549                              |
|                                                                               |
|                                                                               |
|                                 FORM 24F-2                                    |
|                      Annual Notice of Securities Sold                         |
|                           Pursuant to Rule 24F-2                              |
|                                                                               |
|------------------------------------------------------------------------------ |
| 1. Name and address of issuer:        The Arch Fund, Inc.                     |
|                                       3435 Stelzer Road                       |
|                                       Columbus, Ohio 43219-3035               |
|                               -------------------------------------           |
|------------------------------------------------------------------------------ |
| 2. Name of each series or class of funds for which this notice is filed:      |
|                                                                               |
|                                See Attached                                   |
|                                                                               |
|------------------------------------------------------------------------------ |
| 3. Investment Company Act File Number:     811-3567                           |
|                                            ----------------------------       |
|                                                                               |
|    Securities Act File Number     2-79285                                     |
|                                   ----------------------------                |
|------------------------------------------------------------------------------ |
| 4. Last day of fiscal year for which this notice is filed:  November 30, 1995 |
|                                                             ----------------- |
|                                                                               |
|------------------------------------------------------------------------------ |
| 5. Check box if this notice is being filed more than 180 days after the close |
|    of the issuer's fiscal year for purpose of reporting securities sold after |
|    the close of the fiscal year but before termination of the issuer's        |
|    24f-2 declaration:                                                         |
|                                                                               |
|                                                       [  ]                    |
|------------------------------------------------------------------------------ |
| 6. Date of termination of issuer's declaration under rule 24f-2 (a)(1), if    |
|    applicable:                                                                |
|                                                                               |
|                         -------------------------                             |
|-----------------------------------------------------------------------------  |
| 7. Number and amount of securities of the same class or series which had been |
|    registered under the Securities Act of 1933 other than pursuant to rule    |
|    24f-2 in a prior fiscal year, but which remained unsold at the             |
|    beginning of the fiscal year:                                              |
|                                                                     0         |
|-----------------------------------------------------------------------------  |
| 8. Number and amount of securities registered during the fiscal year other    |
|    than pursuant to rule 24f-2:                                               |
|                                Shares                              44,573     |
|                                Price                          $43,602,285     |
|                         -------------------------                             |
|-----------------------------------------------------------------------------  |
| 9. Number and aggregate sale price of securities sold during the fiscal year: |
|                                                                               |
|                                Shares                       2,959,622,572     |
|                                Price                       $3,235,792,067     |
|                         -------------------------                             |
 -------------------------------------------------------------------------------


-------------------------------------------------------------------------------
|10. Number and aggregate sale price of securities sold during the fiscal     |
|    year in reliance upon registration pursuant to rule 24f-2:               |
|                                                                             |
|                               Shares                         2,959,577,999  |
|                               Price                         $3,192,189,782  |
|                        -------------------------                            |
|-----------------------------------------------------------------------------|
|11. Number and aggregate price of securities issued during the fiscal year   |
|    in connection with the dividend reinvestment plans, if applicable:       |
|                               Shares                            16,911,860  |
|                               Price                            $40,428,852  |
|                        -------------------------                            |
|-----------------------------------------------------------------------------|
|12. Calculation of registration fee:                                         |
|                                                                             |
|       (i)Aggregate sale price of securities sold during                     |
|          the fiscal year in reliance on rule 24f-2:         $3,192,189,782  |
|                                                                             |
|      (ii)Aggregate price of shares issued in connection                     |
|          with dividend reinvestment plans:                     $40,428,852  |
|                                                             --------------  |
|     (iii)Aggregate price of shares redeemed or repurchased                  |
|          during the fiscal year:                            $3,000,906,231  |
|                                                             --------------  |
|      (iv)Aggregate price of shares redeemed or repurchased                  |
|          and previously applied as a reduction to filing                    |
|          fees pursuant to rule 24e-2:                                $0.00  |
|                                                             --------------  |
|       (v)Net aggregate price of securities sold and issued                  |
|          during the fiscal year in reliance on rule 24e-2:    $231,712,403  |
|                                                             --------------  |
|      (vi)Multiplier prescribed by Section 6(b) of the                       |
|          Securities Act of 1933 or other applicable                         |
|          law or registration:                                        /2900  |
|                                                             --------------  |
|     (vii)Fee Due:                                               $79,900.83  |
|                                                             --------------  |
|-----------------------------------------------------------------------------|
|13. Check box if fees are being remitted to the Commission's lockbox         |
|    depository as described in section 3a of the Commission's Rules          |
|    of Informal and Other Procedures                                         |
|                                                                             |
|                                                         [  ]                |
|                                                                             |
|    Date of mailing or wire transfer of filing fees to the Commission's      |
|    lockbox depository:                                                      |
|                                                                             |
|                       01/29/96                                              |
|-----------------------------------------------------------------------------|
|                                 SIGNATURES                                  |
|                                                                             |
|    This report has been signed below by the following persons on behalf of  |
|    the issuer and in the capacities and on the dates indacated.             |
|                                                                             |
|    By (Signature and Title)*     /s/ Walter B. Grimm                        |
|                                  -----------------------------------------  |
|                                                                             |
|                                  Walter B. Grimm, Assistant Secretary       |
|                                  -----------------------------------------  |
|                                                                             |
|    Date 01/29/96 ________                                                   |
|                                                                             |
|       * Please print the name and title of the signing officer below the    |
|         signature.                                                          |
|                                                                             |
-------------------------------------------------------------------------------


    THE ARCH FUND, INC.
    ------------------

    U.S. GOVERNMENT SECURTIES
    -------------------------
          Class E Shares
          Class E - Special Series 1 Shares Class E - Special Series 3 Shares Class E - Special Series 2 Shares
    TREASURY MONEY MARKET
    ---------------------
          Class B Shares
          Class B - Special Series 1 Shares
          Class B - Special Series 2 Shares
    TAX-EXEMPT MONEY MARKET
    -----------------------
          Class J Shares
          Class J - Special Series 1 Shares
    GROWTH & INCOME EQUITY
    ----------------------
          Class C Shares
          Class C - Special Series 1 Shares Class C - Special Series 3 Shares Class C - Special Series 2 Shares
    GOVERNMENT & CORPORATE BOND
    ---------------------------
          Class D Shares
          Class D - Special Series 1 Shares Class D - Special Series 3 Shares Class D - Special Series 2 Shares
    MISSOURI TAX-EXEMPT BOND
    ------------------------
          Class K Shares
          Class K - Special Series 1 Shares
          Class K - Special Series 2 Shares
    MONEY MARKET
    ------------
          Class A Shares
          Class A - Special Series 1 Shares
          Class A - Special Series 2 Shares
    EMERGING GROWTH
    ---------------
          Class F Shares
          Class F - Special Series 1 Shares Class F - Special Series 3 Shares Class F - Special Series 2 Shares
    BALANCED
    --------
          Class G Shares
          Class G - Special Series 1 Shares Class g - Special Series 3 Shares Class G - Special Series 2 Shares
    INTERNATIONAL EQUITY
    --------------------
          Class H Shares
          Class H - Special Series 1 Shares Class H - Special Series 3 Shares Class H - Special Series 2 Shares
    SHORT INTERMEDIATE MUNICIPAL
    ----------------------------
          Class I Shares
          Class I - Special Series 1 Shares

ARCH FUNDS INC.  24f-2 FEES
NOVEMBER 30, 1995

FILE: FC\CHRIS\AR24F-2



                                                                        SUMMARY
                                                                        -------

                                  PURCHASED          PURCHASED                             CARRYFORWARD
             FUND                                  (REINVESTED)         REDEMPTIONS         REDEMPTIONS
----------------------------   ---------------   -----------------    ---------------    -----------------
US GOVERNMENT                      12,394,349           2,029,261          6,345,525
TREASURY MONEY MARKET             839,832,064           3,013,118        831,082,824
TAX-EXEMPT MONEY MARKET           192,059,372             216,746        199,307,731          (33,509,524)
GROWTH & INCOME                    52,143,509           7,546,386         61,695,190
GOVERNMENT & CORPORATE             22,014,582           6,496,071         42,323,482
MISSOURI TAX-EXEMPT                78,325,142             610,700         76,051,599          (10,092,761)
MONEY MARKET                    1,902,144,644          11,376,917      1,740,810,431
EMERGING GROWTH                    70,576,822           5,971,760         12,457,399
BALANCED                           26,233,404           3,130,438         26,478,191
INTERNATIONAL EQUITY               16,123,096              28,077          3,928,946
SHORT INTERMEDIATE MUNICIPAL       23,945,082               9,378            424,913

                            ==================   =================    ===============    =================

TOTAL                           3,235,792,067          40,428,852      3,000,906,231          (43,602,285)

                                   INCREASE/           FUNDS            SHARES        SHARES           TOTAL
             FUND                 (DECREASE)     THAT INCREASED                    (REINVESTED)       SHARES
----------------------------     -------------   -----------------   -------------  ------------   -------------
US GOVERNMENT                       8,078,085           8,078,085       1,156,552       193,708       1,350,260
TREASURY MONEY MARKET              11,762,358          11,762,358     839,832,064     3,013,118     842,845,182
TAX-EXEMPT MONEY MARKET           (40,541,137)                  0     192,059,613       216,746     192,276,360
GROWTH & INCOME                    (2,005,295)                  0       3,553,184       558,779       4,111,963
GOVERNMENT & CORPORATE            (13,812,829)                  0       2,156,859       646,557       2,803,416
MISSOURI TAX-EXEMPT                (7,208,518)                  0       6,819,355        53,264       6,872,619
MONEY MARKET                      172,711,130         172,711,130   1,902,144,644    11,376,917   1,913,521,561
EMERGING GROWTH                    64,091,183          64,091,183       5,411,069       549,194       5,960,263
BALANCED                            2,885,651           2,885,651       2,500,588       299,781       2,800,370
INTERNATIONAL EQUITY               12,222,227          12,222,227       1,588,686         2,857       1,591,543
SHORT INTERMEDIATE MUNICIPAL       23,529,547          23,529,547       2,399,958           938       2,400,896

                                 =============   =================  ==============  ============  ==============

TOTAL                             231,712,403         295,280,182   2,959,622,572    16,911,860   2,976,534,432


24F-2 FEE                                                                 0.0003
CHANGE IN ASSETS                                                     231,712,403                               79,900.83
                                                                     ===========
FEE                                                                    79,900.83





                                                                % CONTRIBUTED                             PROPORTIONAL
                                                                TO INCREASE                                    FEE
                                                                -----------------                       -----------------
                 US GOVERNMENT                                              2.74%                               2,185.88
                 TREASURY MONEY MARKET                                      3.98%                               3,182.81
                 TAX-EXEMPT MONEY MARKET                                    0.00%                                   0.00
                 GROWTH & INCOME                                            0.00%                                   0.00
                 GOVERNMENT & CORPORATE                                     0.00%                                   0.00
                 MISSOURI TAX-EXEMPT                                        0.00%                                   0.00
                 MONEY MARKET                                              58.49%                              46,734.47
                 EMERGING GROWTH                                           21.71%                              17,342.64
                 BALANCED                                                   0.98%                                 780.84
                 INTERNATIONAL EQUITY                                       4.14%                               3,307.25
                 SHORT INTERMEDIATE MUNICIPAL                               7.97%                               6,366.94
                                                                -----------------                       -----------------
                 TOTAL                                                    100.00%                              79,900.83



                             Drinker Biddle & Reath
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                          Philadelphia, PA  19107-3496
                                 (215) 988-2700





                                January 26, 1996





The Arch Fund, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

                 Re: Rule 24f-2 Notice for The Arch Fund, Inc. (Registration No. 2-79285)
                          -----------------------------------------

Ladies and Gentlemen:

                 We have acted as counsel for The Arch Fund, Inc., a Maryland corporation (the "Fund"), in connection with the registration of 2,959,622,572 shares of its Common Stock under the Securities Act of 1933. During the Fund's fiscal year ended November 30, 1995 (the "Fiscal Year"), all of said shares were registered in accordance with Rule 24f-2 under the Investment Company Act of 1940. In giving the opinion stated below, we have reviewed the Fund's Articles of Incorporation, as amended, its Articles Supplementary and By-Laws, resolutions adopted by its Board of Directors and shareholders and such other legal and factual matters as we have deemed appropriate.

                 During the Fiscal Year, the Fund was authorized to issue a total of 7,000,000,000 shares of Common Stock, par value of $.001 per share. From time to time during the Fiscal Year certain of such shares were classified among the Institutional, Trust, Investor A and Investor B classes. We have been informed by the Fund that at no time during the Fiscal Year did the number of issued and outstanding shares of any class exceed the number of shares of such class that the Fund was authorized to issue.

The Arch Fund, Inc.
January 26, 1996
Page Two
-------------------




                 We express no opinion concerning the laws of any jurisdiction other than the Maryland General Corporation Law and the Federal Law of the United States of America.

                 Based on the foregoing, we are of the opinion that the aforementioned shares of the Fund registered pursuant to Rule 24f-2 during the Fiscal Year were, when issued for payment as described in the Fund's prospectuses, legally issued, fully paid, and non-assessable by the Fund.

                 We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Fund's Rule 24f-2 Notice.

                                                  Very truly yours,

                                                  /s/ Drinker Biddle & Reath

                                                  DRINKER BIDDLE & REATH